Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from Operating Activities:
Net income:	$ 24,980	$ 13,394
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,725	15,812
Amortization and write-off of deferred financing fees	1,162	1,287
Deferred revenue amortization	330	104
Amortization and write off of deferred charges	392	108
(Gain)/ Loss on derivative financial instruments	(4,763)	3,352
Changes in operating assets and liabilities:
Trade accounts receivable	338	(577)
Prepayments and other assets	(317)	(481)
Inventories	(30)	(67)
Due from/to related parties	(1,088)	(3,730)
Deferred expenses	(9)	(934)
Trade accounts payable	712	(181)
Accrued liabilities	40	(311)
Unearned revenue	1,296	(940)
Net cash provided by Operating Activities	38,768	26,836
Cash flows from Investing Activities:
Other additions to vessels’ equipment	0	0
Net cash used in Investing Activities	0	0
Cash flows from Financing Activities:
Net proceeds from issuance of common units	3,407	0
Payment of securities registration and other filing costs	(13)	0
Distributions declared and paid	(5,781)	(5,781)
Repayment of long-term debt	(24,000)	(24,000)
Payment of derivative instruments	(579)	0
Net cash used in Financing Activities	(26,966)	(29,781)
Net increase in cash and cash equivalents and restricted cash	11,802	(2,945)
Cash and cash equivalents and restricted cash at beginning of the period	74,979	66,206
Cash and cash equivalents and restricted cash at end of the period	86,781	63,261
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	36,781	13,261
Restricted cash	$ 50,000	$ 50,000